Intangible assets, net (Tables)	12 Months Ended
May 31, 2023
Intangible Assets, net
Schedule of intangible assets

(in thousands)	May 31, 2023	May 31, 2022
Leronlimab (PRO 140) patent	$3,500	$3,500
Website development costs	20	20
Gross carrying value	3,520	3,520
Accumulated amortization, net of impairment	(3,520)	(3,388)
Total intangible assets, net	$—	$132